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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21288

Advisory Hedged Opportunity Fund

(Exact name of registrant as specified in charter)

50210 AXP Financial Center, Minneapolis, MN	55474
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-671-3935

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

1

ADVISORY HEDGED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004 (unaudited)

SHARES	SECURITY DESCRIPTION	VALUE	PERCENT OF NET ASSETS	LIQUIDITY
	INVESTMENTS IN INVESTMENT VEHICLES CONVERTIBLE ARBITRAGE
443	Arbitex Investors, Ltd., Class B, Series Lead	$678,397	1.70%	Monthly
1,000	Context Convertible Arbitrage Offshore, Ltd., Class A1, Series 14	1,023,241	2.56%	Quarterly
100	Context Convertible Arbitrage Offshore, Ltd., Class A1, Series 16	103,210	0.26%	Quarterly
561	Nisswa Fund, Ltd., Class A, Series 1	547,041	1.37%	Monthly
93	Nisswa Fund, Ltd., Class A, Series 16	90,659	0.23%	Monthly
94	Nisswa Fund, Ltd., Class A, Series 17	91,750	0.23%	Monthly
186	Nisswa Fund, Ltd., Class A, Series 19	179,658	0.44%	Monthly

		2,713,956	6.79%

	CTA
14,488	Quantisquare Fund - U.S. Dollar Class	1,565,280	3.92%	Monthly

	DISTRESSED SECURITIES
44	Avenue International, Ltd., Class A, Series A0797	858,165	2.15%	Monthly
20	Avenue International, Ltd., Class A, Series H0804	209,607	0.52%	Monthly
814	International Durham, Ltd., Class B, Series 4	1,095,497	2.74%	Quarterly
9,051	Redwood Offshore, Class B, Series 21	1,320,770	3.31%	Bi-annually

		3,484,039	8.72%

	EQUITY MARKET NEUTRAL
5,530	New Castle Market Neutral Offshore, Ltd., Class A	986,966	2.47%	Monthly

	EVENT DRIVEN
8,092	Cross Europe Fund, Ltd., Class A (U.S. Dollar) 2004	1,450,440	3.63%	Monthly
518	K Capital (U.S. Dollar), Ltd., Class I, Series A	948,486	2.37%	Quarterly
100	K Capital (U.S. Dollar), Ltd., Class I, Series H	99,304	0.25%	Quarterly
200	K Capital (U.S. Dollar), Ltd., Class I, Series J	201,801	0.50%	Quarterly
1,038	Palmetto Fund, Ltd., Class A	1,065,848	2.67%	Quarterly
400	Palmetto Fund, Ltd., Class A Series 25	394,619	0.99%	Quarterly
39	Palmetto Fund, Ltd., Class A Series 30	39,355	0.10%	Quarterly
677	Varde Fund (Cayman), Ltd., Class A, Series 1	1,369,620	3.43%	Quarterly
60,303	York Select Unit Trust, Class A, Series 1	1,139,734	2.85%	Quarterly
6,313	York Select Unit Trust, Class A, Series 4	118,943	0.30%	Quarterly
12,306	York Select Unit Trust, Class A, Series 7	231,844	0.57%	Quarterly

		7,059,994	17.66%

	FIXED INCOME ARBITRAGE
748	Arx Global High Yield Securities Overseas Fund, Ltd., Class A, Series 1	1,208,775	3.02%	Quarterly
200	Arx Global High Yield Securities Overseas Fund, Ltd., Class A, Series 8	218,534	0.55%	Quarterly
300	Arx Global High Yield Securities Overseas Fund, Ltd., Class A, Series 11	308,931	0.77%	Quarterly
447	Styx International, Ltd.	1,158,746	2.90%	Annually

		2,894,986	7.24%

	GLOBAL MACRO
12,456	Brevan Howard Fund, Ltd.	1,534,574	3.84%	Quarterly

	MERGER ARBITRAGE
8,399	Black Diamond Arbitrage, Ltd., Unrestricted	1,223,591	3.06%	Quarterly

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED

DECEMBER 31, 2004 (unaudited)

SHARES	SECURITY DESCRIPTION	VALUE	PERCENT OF NET ASSETS	LIQUIDITY
	INVESTMENTS IN INVESTMENT VEHICLES (continued) MULTI ARBITRAGE
430	Lionhart Global Appreciation Fund, Ltd., Global Portfolio, U.S. Dollar Class	$1,088,061	2.72%	Monthly
1,068	Parkcentral Global Fund, Ltd., Class A	1,446,277	3.62%	Quarterly

		2,534,338	6.34%

	NON-U.S. LONG/SHORT
1,506	Holowesko Global Fund, Ltd., Class A	1,875,731	4.69%	Quarterly
11,536	Zebedee European Fund, Ltd., Class B	1,326,995	3.32%	Monthly

		3,202,726	8.01%

	SECTOR
8,763	Artis Technology Partners, Ltd., Class A, Series 1	1,163,149	2.91%	Quarterly
5,845	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 1	904,974	2.26%	Monthly
685	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 3	106,103	0.27%	Monthly
702	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 5	108,186	0.27%	Monthly
1,382	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 6	213,603	0.53%	Monthly
87	Westfield Life Sciences Fund (Caymans), Inc.	1,548,045	3.88%	Monthly

		4,044,060	10.12%

	STATISTICAL ARBITRAGE
12,154	Sabre Style Arbitrage Fund, Ltd., U.S. Dollar Class	1,451,216	3.63%	Monthly

	U.S. LONG/SHORT
753	GRT Topaz Offshore Partners, Ltd., Class B, Series 1	1,013,029	2.53%	Quarterly
162	GRT Topaz Offshore Partners, Ltd., Class B, Series 2	215,962	0.54%	Quarterly
785	Hygrove Offshore Fund, Ltd., Class A, Series 3	830,470	2.08%	Quarterly
97	Hygrove Offshore Fund, Ltd., Class A, Series 5	103,040	0.26%	Quarterly
97	Hygrove Offshore Fund, Ltd., Class A, Series 6	103,633	0.26%	Quarterly
196	Hygrove Offshore Fund, Ltd., Class A, Series 7	208,779	0.52%	Quarterly
9,412	Modulus Europe Ltd., U.S. Dollar Class	1,390,292	3.48%	Monthly
6,642	STG Capital Fund, Ltd., Class A, Series 1	863,508	2.16%	Quarterly
765	STG Capital Fund, Ltd., Class A, Series 6-03	99,281	0.25%	Quarterly
755	STG Capital Fund, Ltd., Class A, Series 9-03	97,924	0.24%	Quarterly
1,551	STG Capital Fund, Ltd., Class A, Series 13	201,520	0.50%	Quarterly
1,500	Stonebrook Offshore Partners Ltd., Class A, Series 1	1,553,337	3.89%	Quarterly
7,814	Trisun Offshore Fund, Ltd., Class A, Series 1	1,091,617	2.73%	Monthly
2,234	Trisun Offshore Fund, Ltd., Class A, Series 3	312,034	0.79%	Monthly

		8,084,426	20.23%

	TOTAL INVESTMENTS IN INVESTMENT VEHICLES

	(cost $37,144,114.34) (a)	$40,780,152	102.03%

	LIABILITIES IN EXCESS OF OTHER ASSETS	(810,953)	-2.03%

	Net Assets	$39,969,199	100.00%

(a)	For Federal tax reporting purposes the cost basis of investments is $34,339,385. Net unrealized appreciation of investments for Feder tax purposes is as follows

Unrealized appreciation	$3,737,428
Unrealized depreciation	(101,390)

Net unrealized appreciation	$3,636,038

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004 (unaudited)

1. Organization

Advisory Hedged Opportunity Fund (the “Fund”), was organized as a Delaware statutory trust on January 27, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund is non-diversified, which means that under the 1940 Act, the Fund is not limited in the amount of assets it may invest in any single issuer of securities. However, the Fund intends to diversify its assets to the extent required by the Internal Revenue Code of 1986, as amended (the “Code”), so that it can qualify as a regulated investment company for federal tax purposes. The Fund’s shares are also registered under the Securities Act of 1933, as amended (“1933 Act”), but are subject to substantial limits on transferability and resale.

The Fund’s investment objective is to seek to achieve, over a market cycle, attractive risk-adjusted returns. The Fund seeks to achieve its objective by investing in investment vehicles (“Investment Vehicles”) managed by various money managers (“Money Managers”).

The Fund is a “fund of funds” that provides a means for investors in the Fund (the “Shareholders,” each a “Shareholder”) to participate in investments in private hedge funds by providing a single portfolio comprised of underlying hedge funds. The use of a “fund of funds” structure is intended to afford Shareholders the ability to: (i) invest in a mutli-manager investment portfolio that would seek attractive risk-adjusted returns over an extended period of time; (ii) invest with various money managers with different investment styles and philosophies; (iii) invest in an investment portfolio that is designed to attempt to reduce risk by investing with money managers who are expected to have low volatility and low correlation to each other; and (iv) invest with money managers who have consistent past performance records.

The Fund’s operations are managed under the discretion and oversight of the Board of Trustees ( the “Board”).

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its schedule of investments. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of a schedule of investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Valuation of Investments

The Board has approved procedures to which the Fund will value its investments in Investment Vehicles at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation. The fair value of the Fund’s interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

ADVISORY HEDGED OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

SEPTEMBER 30, 2004

Advisory Hedged Opportunity Fund

50210 AXP Financial Center

Minneapolis, MN 55474

Investment Advisor

American Express Financial Corporation

200 AXP Financial Center

Minneapolis, MN 55474

Custodian

American Express Trust Company

200 AXP Financial Center

Minneapolis, MN 55474

Distributor

American Express Financial Advisors, Inc.

200 AXP Financial Center

Minneapolis, MN 55474

To obtain information:

By telephone:

Call 800-390-1560

By mail write to:

Advisory Hedged Opportunity Fund

50210 AXP Financial Center

Minneapolis, MN 55474

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisory Hedged Opportunity Fund

By (Signature and Title)* /s/ William F. Truscott
William F. Truscott, President

Date	3/1/2005

By (Signature and Title)* /s/ Joseph Krekelberg
Joseph Krekelberg, Treasurer

Date	3/1/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William F. Truscott
William F. Truscott, President

Date	3/1/2005

By (Signature and Title)* /s/ Joseph Krekelberg
Joseph Krekelberg, Treasurer

Date	3/1/2005

*	Print the name and title of each signing officer under his or her signature.